LEASES (Tables)	12 Months Ended
Dec. 31, 2021
Leases
Schedule of Minimum Lease Payments

2022	$12,815
2023	11,656
2024	1,150
Total minimum lease payments	25,621
Less: imputed interest	(1,465)

Present value of minimum lease payments	$24,156
Less: current portion of lease obligation	11,781
Long-term lease obligation	$12,375